     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

                      CREDIT SUISSE WARBURG PINCUS TRUST -
                         SMALL COMPANY GROWTH PORTFOLIO

                      CREDIT SUISSE WARBURG PINCUS TRUST -
                           EMERGING GROWTH PORTFOLIO

The following information supersedes certain information in the trust's Prospectuses and Statement of Additional Information.

SMALL COMPANY GROWTH PORTFOLIO
Elizabeth B. Dater (see biography below) joins Sammy Oh as Co-Portfolio Manager of the portfolio.

EMERGING GROWTH PORTFOLIO
Sammy Oh and Roger M. Harris (see biographies below) join Elizabeth B. Dater as Co-Portfolio Managers of the portfolio.

Stephen J. Lurito no longer serves as Co-Portfolio Manager of the portfolios.

CERTAIN MANAGER BIOGRAPHIES
Ms. Dater has been with CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus. Ms. Dater joined Warburg Pincus in 1978 and served as director of research from 1984 to 1988 before founding the Warburg Pincus Small Cap and Post-Venture Capital Group in 1988. Ms. Dater has been a regular guest panelist on the "Wall $treet Week with Louis Rukeyser" television show since 1976.

Mr. Oh has been with CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus. Mr. Oh joined Warburg Pincus in 1997.

Mr. Harris has been with CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus. Mr. Harris joined Warburg Pincus in 1996.

Dated: July 27, 2001                                                     16-0701
                                                                             for
                                                                           TREMG
                                                                           TRIAS
                                                                           TRIPS
                                                                           TRIUS
                                                                           TRSCG

     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

CREDIT SUISSE WARBURG PINCUS TRUST -- GLOBAL POST-VENTURE
                               CAPITAL PORTFOLIO

The following information supersedes certain information in the trust's Prospectuses and Statement of Additional Information.

Elizabeth B. Dater, Vincent J. McBride and Greg Norton-Kidd continue to serve as Co-Portfolio Managers of the portfolio. Calvin E. Chung continues to serve as Associate Portfolio Manager of the portfolio.

Federico D. Laffan no longer serves as Co-Portfolio Manager of the portfolio.

Dated: July 27, 2001                                                     16-0701
                                                                             for
                                                                           TREPX
                                                                           TRGPV
                                                                           TRIAP
                                                                           TRIPS
                                                                          TRIUIS